Results for the Year - Staff Costs (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Results for the Year
Wages and salaries	kr 1,913	kr 1,174	kr 694
Share-based compensation	439	310	200
Defined contribution plans	112	80	51
Other social security costs	263	155	108
Government grants	(144)	(122)	(119)
Total	2,583	1,597	934
Research and development expenses	1,662	1,190	803
Selling, general and administrative expenses	1,065	529	250
Government grants related to research and development expenses	(144)	(122)	(119)
Total	kr 2,583	kr 1,597	kr 934
Average number of FTE	1,460	1,022	656
Number of FTE at year-end	1,660	1,212	781
Pension obligations	kr 0